CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transaction, net revenue	¥ 23,790	¥ 29,293	¥ 37,580
Interest expense, related party	31,644	31,215	30,232
Cost of revenues [Member]
Related party transaction, cost of revenues	83,901	115,231	33,947
Sales and marketing expenses [Member]
Related party transaction, operating expenses	17,182	11,670	10,432
Research and development expenses [Member]
Related party transaction, operating expenses	32,839	24,699	18,130
General and administrative expenses [Member]
Related party transaction, operating expenses	¥ 9,264	¥ 11,887	¥ 3,771